Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis of presentation
Basis of presentation

2.Basis of presentation

a)	Basis of measurement and statement of compliance

These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis except for certain financial assets measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The consolidated financial statements were approved by the Company’s board of directors (the “Board of Directors”) and authorized for issue on October 16, 2026.

b)	Going Concern

These consolidated financial statements have been prepared in accordance with IFRS accounting principles applicable to a going concern using the historical cost basis.

The Company is in the pre-revenue stage and does not expect to generate revenue in the foreseeable future. Its future operations depend on the success of its ongoing development programs and its ability to secure additional financing. As at December 31, 2025, management had forecasted that the Company’s ability to continue operating for the 12 months following the issuance of the original consolidated financial statements depended on raising additional financing or reducing operating costs, including by delaying planned research and development expenditures and slowing its clinical programs. These conditions indicated a material uncertainty that cast significant doubt on the Company’s ability to continue as a going concern. In May 2026, the Company completed a US$60 million public offering. As a result, management has concluded that, as at the date these amended and restated consolidated financial statements were authorized for issue, the material uncertainty no longer exists.

These consolidated financial statements do not reflect the adjustments that would be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and settle its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements. Such amounts could be material.

2.Basis of presentation cont’d

c)	Principles of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries NervGen US Inc. and NervGen Australia Pty Ltd. The subsidiaries are fully consolidated from the date at which control is determined to have occurred and are deconsolidated from the date that the Company no longer controls the entity. Intercompany transactions, balances, and gains and losses on transactions between subsidiaries are eliminated.

d)	Functional and presentation currency

The functional currency of an entity is the currency of the primary economic environment in which the entity operates. The functional currency of NervGen and its subsidiaries is the Canadian dollar. Transactions in foreign currencies are translated to the functional currency at the rate on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the spot rate of exchange as at the reporting date. All differences are taken to profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rate at the date when the fair value was determined.